Cost of other revenues	12 Months Ended
Dec. 31, 2023
Cost of other revenues
Cost of other revenues

13. Cost of other revenues

Cost of other revenues consists of the following:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Delivery cost	—	—	131,685,885	18,547,569
Other costs*	220,193,581	56,202,270	711,777	100,252
	220,193,581	56,202,270	132,397,662	18,647,821

* Other costs include commission expenses, salaries and cost of educational services.